ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Narrative) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities	$ 131,491	$ 128,157	$ 112,671